Share-Based Compensation (Details) - Schedule of grants awarded program	10 Months Ended
Dec. 31, 2021 shares
Schedule of grants awarded program [Abstract]
Awards outstanding at March 10, 2021
Awards outstanding at December 31, 2021	132,000
Awards granted on April 28, 2021	297,000
Repurchase of Common Shares following the resignation of a co-founder on December 13, 2021	(57,756)
Awards vested at December 31, 2021	(107,244)